Non-Controlling Interest In Versus LLC (Details) - USD ($)	Mar. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2018
Non-Controlling Interest in Versus LLC [Line Items]
Common shares (in Shares)		2,506,015	260,761
Net identifiable assets (in Dollars)	$ 4,562,631
Non-controlling interest (in Dollars)	4,376,337
Liabilities (in Dollars)	$ 4,562,631
Versus LLC [Member]
Non-Controlling Interest in Versus LLC [Line Items]
Ownership interest, percentage	81.90%				41.30%
Versus LLC [Member]
Non-Controlling Interest in Versus LLC [Line Items]
Ownership interest percentage	81.90%				41.30%
Versus Systems UK, Ltd. [Member]
Non-Controlling Interest in Versus LLC [Line Items]
Ownership interest percentage	15.10%
Common Stock [Member]
Non-Controlling Interest in Versus LLC [Line Items]
Common shares (in Shares)	715
Fair value (in Dollars)	$ 186,294
Common Stock [Member] | Versus LLC [Member]
Non-Controlling Interest in Versus LLC [Line Items]
Ownership interest, percentage	15.10%			25.20%
Common Stock [Member] | Versus LLC [Member]
Non-Controlling Interest in Versus LLC [Line Items]
Ownership interest percentage				25.20%